Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2019		$ 24,942	$ 32,163,221	$ (27,632,517)	$ 4,555,646
Beginning balance, shares at May. 31, 2019		249,418,545
Write off of intangibles due to impairment				(4,530,000)	(4,530,000)
Write off of intangibles due to impairment, shares
Ending balance, value at Jun. 30, 2019		$ 24,942	32,163,221	(32,162,517)	25,646
Ending balance, shares at Jun. 30, 2019		249,418,545
Net loss				(17,913)	(17,913)
Ending balance, value at Jun. 30, 2020		$ 24,942	32,163,221	(32,180,430)	7,733
Ending balance, shares at Jun. 30, 2020		249,418,545
Net loss				(4,410)	(4,410)
Ending balance, value at Sep. 30, 2020		$ 24,942	32,163,221	(32,184,840)	3,323
Ending balance, shares at Sep. 30, 2020		249,418,545
Beginning balance, value at Jun. 30, 2020		$ 24,942	32,163,221	(32,180,430)	7,733
Beginning balance, shares at Jun. 30, 2020		249,418,545
Issuance and cancellation of shares in connection with acquisition	$ 14	$ (1,447)	8,376,383		8,374,950
Issuance and cancellation of shares in connection with acquisition, shares	15,200	(14,465,259)
Net loss				(507,768)	(507,768)
Ending balance, value at Jun. 30, 2021	$ 14	$ 23,495	40,539,604	(32,688,198)	7,874,915
Ending balance, shares at Jun. 30, 2021	15,200	234,953,286
Issuance of Pref B shares	$ 1		577,395		577,396
Issuance of Pref B shares ,shares	950
Net loss				(296,360)	(296,360)
Ending balance, value at Sep. 30, 2021	$ 15	$ 23,495	$ 41,116,999	$ (32,984,558)	$ 8,155,951
Ending balance, shares at Sep. 30, 2021	16,150	234,953,286